Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Renewal Term	5 years			5 years	5 years
Successor
Lessee, Lease, Description [Line Items]
Operating leases rent expense	$ 404	$ 45	$ 45	$ 198	$ 1,155
Predecessor
Lessee, Lease, Description [Line Items]
Operating leases rent expense		$ 134		$ 367		$ 336	$ 323	$ 290
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease discount rate	2.50%			2.50%	2.50%
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease discount rate	5.40%			5.40%	5.40%